Summary of Material Accounting Policies, Critical Judgments and Accounting Estimates (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Critical judgments and accounting estimates
(A)
Critical judgments and accounting estimates

In preparing these unaudited condensed consolidated interim financial statements, the critical accounting estimates, assumptions and judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those applied and discussed in the audited consolidated financial statements for the year ended December 31, 2025.

New accounting standards, interpretations, and amendments adopted by the Company
(B)
New accounting standards, interpretations, and amendments adopted by the Company

There are no new IFRS Accounting Standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2026, that have a material impact in the interim period. In April 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements. The standard, which will replace IAS 1, impacts the presentation of primary financial statements and notes, including the statement of profit and loss where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. It also requires disclosure of management defined performance measures, if applicable, and includes new requirements for aggregation and disaggregation of financial information. The standard is effective for annual reporting periods beginning on or after January 1, 2027, and requires retrospective application. While IFRS 18 will not change recognition criteria or measurement bases, it may have a significant impact on the presentation of information in the financial statements, in particular the profit and loss statement. Based on current analysis, the impact on the consolidated financial statements is expected to be limited to presentation and disclosure changes.

To date, the following potential impacts have been identified:

•
Items of income and expenses presented in the consolidated income statement will be grouped into the new categories: operating, investing, financing, and income tax expense/benefit;
•
an additional mandatory subtotal for “income (loss) before financing and income taxes” will be presented;
•
the enhanced principles on aggregation and disaggregation, and the useful “structured summary” concept, may require some changes to line items presented in the primary financial statements, however the change is not expected to be significant;
•
certain new or enhanced disclosures will be required for management-defined performance measures (MPMs), if deemed applicable, and a reconciliation for each line item in the consolidated income statement between the restated amounts and the amounts previously published upon transition of IAS 1 to IFRS 18; and
•
there will also be a minor impact on the presentation of the consolidated statement of cash flows as the starting point for the cash flow statement will be the “operating income (loss)” subtotal.

The Company intends to adopt IFRS 18 for the reporting period commencing January 1, 2027. Preparatory activities are underway to ensure readiness for adoption.